FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrant liabilities at beginning of period	$ 0	$ 10,670
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants
Transfer and reclassification of warrants		$ (459)
Fair value of warrant liabilities at end of period	7,526	0
Derivative Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance at fair value	4,366
Chance in fair value	$ (240)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance at fair value	$ 3,796
Chance in fair value	$ (396)	(9,512)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Transfer and reclassification of warrants		$ (699)